Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets

The Company’s intangible assets consist primarily of digital assets, including Bitcoin (“BTC”) and Ethereum (“ETH”).

Balance as of December 31, 2021	$14,502
Additions of intangible assets	329
Less: Impairment losses	(8,425)
Balance as of December 31, 2022	6,406
Additions of intangible assets	16,025
Less: Impairment losses	(1,035)
Balance as of December 31, 2023	$21,396
Additions of intangible assets	9,258
Less: Impairment losses	(781)
Balance as of December 31, 2024	29,873
Cumulative effect upon adoption of ASU 2023-08	55,949
Less: Change in fair value recognized in earnings	(6,723)
Balance as of December 31, 2025	79,099

Schedule of Mining Activities

The following table presents our Bitcoin  mining activities for the year ended December 31, 2025.

	Number of Bitcoins	Amount

Balance as of December 31, 2024	802.77	$26,348
Receipt of BTC from mining services and investment income	-	-
Cumulative effect upon adoption of ASU 2023-08	-	49,562
Change in fair value recognized in earnings	-	(5,577)
Balance as of December 31, 2025	802.77	70,333

The following table presents our Ethereum  mining activities for the year ended December 31, 2025.

	Number of Ethereum	Amount

Balance as of December 31, 2024	2,949.79	$3,525
Receipt of ETH from mining services and investment income	-	-
Cumulative effect upon adoption of ASU 2023-08	-	6,387
Change in fair value recognized in earnings	-	(1,146)
Balance as of December 31, 2025	2,949.79	8,766